Schedule of Investments (unaudited) April 30, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.6%
Black Belt Energy Gas District RB, 4.00%, 10/01/52 (Put 09/01/26)(a)	$250	$254,058
Lower Alabama Gas District (The) RB, 4.00%, 12/01/50 (Put 09/01/25)(a)	250	254,599
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(b)	116	111,409

		620,066

Arizona — 1.5%
Arizona Health Facilities Authority RB, Class B, 0.69%, 01/01/46 (Put 11/04/25)(a)	100	97,784
Coconino County Pollution Control Corp. RB, 1.88%, 09/01/32 (Put 03/31/23)(a)	260	258,573

		356,357

California — 4.2%
Bay Area Toll Authority RB, Series E, 0.85%, 04/01/56 (Put 04/01/27)(a)	250	245,166
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	246	240,996
California Infrastructure & Economic Development Bank RB, Class D, 0.79%, 08/01/47 (Put 08/01/23)(a)	100	99,467
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	215	216,558
Long Beach Bond Finance Authority RB, Class A, 5.00%, 11/15/35	160	181,138

		983,325

Colorado — 5.0%
Colorado Health Facilities Authority RB, Series B-2, 2.63%, 05/15/29 (Call 12/15/23)	150	137,871
E-470 Public Highway Authority RB, 0.54%, 09/01/39 (Put 06/01/24)(a)	500	486,549
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(b)(c)	250	207,063
Regional Transportation District RB, Class A, 4.00%, 07/15/35 (Call 01/15/31)	350	352,166

		1,183,649

Delaware — 2.0%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)(a)	500	469,292

Florida — 10.4%
Brevard County Health Facilities Authority RB, 4.00%, 11/15/22(b)	200	200,958
Capital Trust Agency Inc. RB, Class A-1, 3.38%, 07/01/31(b)	250	242,177
County of Broward FL Airport System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	185	201,086
Florida Gulf Coast University Financing Corp. RB, 5.00%, 08/01/24	250	263,736
Lakes of Sarasota Community Development District RB
2.75%, 05/01/26	125	120,632
Series B-1, 3.00%, 05/01/26	100	96,519
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/22	250	253,278
Orlando Utilities Commission RB
Series B, 1.25%, 10/01/46 (Put 04/01/28)(a)	250	216,310
Series B, VRDN,0.42%, 10/01/39 (Put 04/29/22)(a)(d)	400	400,000
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	191,101
Tohoqua Community Development District RB, 2.38%, 05/01/26	280	269,671

		2,455,468

Security	Par (000)	Value

Guam — 1.1%
Territory of Guam RB, 5.00%, 11/01/35 (Call 05/01/31)	$250	$262,710

Illinois — 5.0%
Chicago O’Hare International Airport RB, Series D, 5.00%, 01/01/30 (Call 01/01/27)	160	170,765
City of Chicago IL GO, 5.00%, 01/01/27 (Call 01/01/26)	130	137,185
Illinois Finance Authority RB, Class B, 1.14%, 05/01/42 (Put 05/01/25)(a)	500	489,349
State of Illinois GO
Class A, 5.00%, 03/01/32 (Call 03/01/31)	250	268,237
5.50%, 01/01/28	110	121,394

		1,186,930

Indiana — 2.2%
County of Warrick IN RB, 0.88%, 09/01/55 (Put 09/01/23)(a)	300	293,591
Indiana Finance Authority RB
Class A, 4.13%, 12/01/26	125	129,808
Class B, 0.74%, 03/01/39 (Put 03/01/26)(a)	105	102,352

		525,751

Iowa — 1.8%
Iowa Finance Authority RB
1.50%, 01/01/42 (Put 10/01/22)(a)	250	245,092
5.00%, 05/15/48 (Call 05/15/27)	170	172,245

		417,337

Kentucky — 2.5%
City of Henderson KY RB, 3.70%, 01/01/32(b)	250	247,315
Kentucky Public Energy Authority RB, 4.00%, 08/01/52 (Put 05/01/30)(a)	210	213,809
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)(a)	125	117,298

		578,422

Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	215,190
Louisiana Offshore Terminal Authority RB, Class B, VRDN, 0.40%, 09/01/33 (Put 05/02/22)(a)(d)	300	300,000
Parish of St Charles LA RB, 4.00%, 12/01/40 (Put 06/01/22)(a)	250	250,390

		765,580

Maryland — 0.4%
Maryland Economic Development Corp. RB, VRDN,0.44%, 02/15/43 (Put 04/29/22)(a)(d)	100	100,000

Massachusetts — 1.2%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	276,540

Michigan — 3.0%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	202,295
Michigan Finance Authority RB
1.00%, 04/15/47(a)	250	250,000
4.00%, 09/01/30	250	260,708

		713,003

Minnesota — 2.1%
City of Minneapolis MN RB
Class C, VRDN, 0.33%, 11/15/48 (Put 04/29/22)(a)(d)	200	200,000
Series B, VRDN,0.47%, 12/01/27 (Put 05/02/22)(a)(d)	300	300,000

		500,000

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 1.7%
County of Clark Department of Aviation RB, 5.00%, 07/01/22	$400	$402,181

New Hampshire — 2.1%
New Hampshire Business Finance Authority RB, Class A, 0.82%, 10/01/33 (Put 04/29/22)(a)	500	490,550

New Jersey — 5.6%
Atlantic City Board of Education GO
4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)	175	182,873
4.00%, 04/01/33 (Call 04/01/29) (AGM SCH BD RES FD)	175	181,714
4.00%, 04/01/34 (Call 04/01/29) (AGM SCH BD RES FD)	150	155,347
New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	500	533,950
New Jersey Higher Education Student Assistance Authority RB, Series B, 5.00%, 12/01/23	250	258,549

		1,312,433

New York — 10.9%
Hempstead Town Local Development Corp. RB, 5.00%, 06/01/32 (Call 06/01/31)	250	283,168
Metropolitan Transportation Authority RB
0.99%, 11/01/32 (Put 01/01/26)(a)	500	476,441
5.00%, 11/15/48 (Put 11/15/22)(a)	200	203,148
Series A-1, 5.00%, 11/15/22	250	253,935
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	450	390,533
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	210,808
New York Transportation Development Corp. RB
4.00%, 10/31/34 (Call 10/31/31)	250	255,821
Class A, 5.00%, 12/01/28	250	266,366
Class A, 5.00%, 12/01/29	205	220,265

		2,560,485

North Carolina — 2.1%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	460	505,437

North Dakota — 1.8%
North Dakota Housing Finance Agency RB, VRDN, 0.44%, 07/01/36 (Put 05/06/22)(a)(d)	435	435,000

Ohio — 6.4%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	252,698
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 02/15/24)(a)	500	480,599
Cleveland-Cuyahoga County Port Authority RB, 5.00%, 07/01/30	350	398,183
Ohio Higher Educational Facility Commission RB, Series B, 0.67%, 12/01/42 (Put 12/01/25)(a)	165	160,363
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(b)	250	229,007

		1,520,850

Oregon — 2.3%
Port of Morrow OR GOL, Series D, 4.00%, 12/01/30 (Call 12/01/29)	250	261,292
Port of Portland OR Airport Revenue RB, Series 25B, 5.00%, 07/01/29	245	269,870

		531,162

Pennsylvania — 7.2%
Allegheny County Hospital Development Authority RB, 1.00%, 11/15/47 (Put 05/15/26)(a)	250	250,000

Security	Par (000)	Value

Pennsylvania (continued)
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	$200	$203,586
Bethlehem Area School District Authority, Series B, 0.54%, 07/01/31 (Put 11/01/24)(a)	500	485,402
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31 (Call 07/01/30)	465	514,231
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	133,046
Latrobe Industrial Development Authority RB, 5.00%, 03/01/24	100	103,186

		1,689,451

Puerto Rico — 0.2%
Commonwealth of Puerto Rico GO, 5.63%, 07/01/29	40	43,473

South Carolina — 1.9%
City of Hardeeville SC, 3.00%, 05/01/27(b)	250	239,849
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	212,797

		452,646

South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	165	173,632

Texas — 6.5%
Arlington Higher Education Finance Corp. RB, 4.00%, 06/15/31 (Call 06/15/26)	100	92,791
Central Texas Regional Mobility Authority RB, Series C, 5.00%, 01/01/27 (Call 01/01/26)	500	530,946
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 05/31/22)	115	110,156
2.00%, 10/01/25 (Call 05/31/22)	75	70,884
New Hope Cultural Education Facilities Finance Corp. RB, Class A, 4.00%, 06/15/25	280	291,199
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	225,445
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 10/01/34 (Call 10/01/24)	200	209,330

		1,530,751

Virginia — 0.5%
Virginia Beach Development Authority RB, 5.00%, 09/01/30 (Call 09/01/25)	105	111,962

Washington — 2.3%
County of King WA Sewer Revenue RB, Class A, 0.67%, 01/01/40 (Put 01/01/26)(a)	300	296,416
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	250	244,101

		540,517

Total Municipal Debt Obligations — 100.4% (Cost: $25,188,249)		23,694,960

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.25%(e)(f)	80	$79,953

Total Short-Term Investments — 0.3% (Cost: $79,945)		79,953

Total Investments in Securities — 100.7% (Cost: $25,268,194)		23,774,913

Other Assets, Less Liabilities — (0.7)%		(173,284)

Net Assets — 100.0%		$23,601,629

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$285,161	$—	$(205,210)	(a)	$(6)	$8	$79,953	80	$22	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Municipal Debt Obligations	$—	$23,694,960	$—	$23,694,960

Money Market Funds	79,953	—	—	79,953

	$79,953	$23,694,960	$—	$23,774,913

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Intermediate Muni Income Bond ETF

Portfolio Abbreviations - Fixed Income (continued)

RB	Revenue Bond

ST	Special Tax

TA	Tax Allocation

4